Employee Future Benefits - Summary of Re-measurement Effects Recognized in Other Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Experience	$ (2)	$ (8)
Demographic assumption changes	67
Economic assumption changes	(333)	(413)
Return on plan assets (excluding interest income)	310	529
Change in effect of asset limit	5	5
Total re-measurement effects	47	113
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Experience	14	10
Demographic assumption changes	12
Economic assumption changes	(49)	(56)
Return on plan assets (excluding interest income)	33	25
Total re-measurement effects	$ 10	$ (21)